AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 93.6%
Virginia – 66.6%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2045	$4,000	$4,559,880
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	605,797
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,530,520
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	603,714
City of Newport News VA Series 2014A 5.00%, 07/15/2030-07/15/2032	2,000	2,288,120
City of Richmond VA Series 2019A 3.00%, 07/15/2034	3,500	3,914,295
City of Richmond VA Public Utility Revenue Series 2013A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,145,960
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	10,798,330
County of Fairfax VA Series 2020B 0.895%, 10/01/2026	1,000	1,000,200
1.083%, 10/01/2028	2,000	1,974,660
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,237,971
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,008,750
Fairfax County Economic Development Authority 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	482,786
4.00%, 04/01/2035	1,585	1,792,508
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/2034	1,000	1,149,440
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/2042	1,200	1,339,908
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014A 5.00%, 05/15/2044	2,000	2,244,560
Series 2018A 4.00%, 05/15/2048	1,500	1,688,820

	Principal Amount (000)	U.S. $ Value
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2030-06/15/2031	$5,000	$5,772,690
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) 0.45%, 12/01/2041	3,000	3,000,000
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/2033	3,550	4,402,710
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 07/01/2035	4,000	4,929,240
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 07/01/2042	1,000	1,026,380
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,159,040
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/2037	765	883,040
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,573,080
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 01/01/2047	1,750	2,020,095
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	250	250,000
Norfolk Airport Authority/VA 5.00%, 07/01/2043	2,870	3,432,032
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,371,094
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	990	1,027,303
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,073,277
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 4.00%, 07/01/2036-07/01/2038	2,550	3,012,524
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 09/01/2033-09/01/2043	3,660	4,205,827

	Principal Amount (000)	U.S. $ Value
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) 5.00%, 12/01/2039	$1,000	$1,201,380
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,057,160
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	2,400	2,413,176
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2030(a)	1,615	1,721,509
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 3.00%, 02/01/2037	9,140	10,010,128
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,016,090
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 07/01/2046	2,000	2,337,100
Virginia Port Authority Series 2016B 5.00%, 07/01/2035-07/01/2036	6,160	7,244,502
Virginia Resources Authority Series 2011B 5.00%, 11/01/2026	20	20,638
5.00%, 11/01/2026 (Pre-refunded/ETM)	4,980	5,139,161
Series 2016C 4.00%, 11/01/2034	2,000	2,305,660
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,485,240
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2049	2,000	2,064,120
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2049	3,500	3,977,610
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,045,110
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,617,200
5.50%, 01/01/2042	1,000	1,043,250

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	$4,125	$4,774,646
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	430	496,349
Series 2017 5.00%, 12/31/2052	3,350	3,860,540
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 4.00%, 01/01/2051	1,500	1,641,765
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,055,515

		152,032,400

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	400	454,484

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	420	516,125

Arizona – 2.3%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,945	4,117,870
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	200	233,056
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	972,710

		5,323,636

District of Columbia – 10.8%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/2030	1,000	1,064,310
Series 2016A 5.00%, 10/01/2035	1,200	1,404,288
Series 2018A 5.00%, 10/01/2036-10/01/2048	8,000	9,598,020
Series 2020A 4.00%, 10/01/2035	2,000	2,327,920
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/2044	4,300	5,539,432

	Principal Amount (000)	U.S. $ Value
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2032	$3,950	$4,816,590

		24,750,560

Florida – 1.3%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	417,108
5.25%, 10/01/2030	1,000	1,043,610
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2031	1,145	1,400,667

		2,861,385

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2039-01/01/2056	355	420,321

Guam – 1.5%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	1,095	1,169,657
Guam Power Authority Series 2017A 5.00%, 10/01/2036	1,630	1,880,971
Territory of Guam 5.00%, 11/15/2031	250	271,900

		3,322,528

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	2,200	2,481,908

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	85	98,611
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,575	1,628,692

		1,727,303

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	77,055

New York – 2.8%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,750	2,121,262
Series 2011D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,044,613

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	$1,465	$2,205,133
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	1,090	1,103,952

		6,474,960

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	568,736

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	618,000

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	235	286,333
NATL Series 2007V 5.25%, 07/01/2035	100	113,470
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	220	275,847
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	415	511,846
NATL Series 2005L 5.25%, 07/01/2035	110	123,868
NATL Series 2007N 5.25%, 07/01/2032	100	112,080
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	634,988
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	110,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	223	184,220
Series 2019A 4.329%, 07/01/2040	180	193,167
5.00%, 07/01/2058	955	1,055,313

		3,601,888

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	$205	$228,073

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	295	299,549

Texas – 1.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	553,790
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/2036	1,150	1,088,797
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,135,610

		2,778,197

Washington – 0.5%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	715,019
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	413,040
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	108,904

		1,236,963

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,888,325
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,101,010

		3,989,335

Total Long-Term Municipal Bonds (cost $199,837,352)		213,763,406

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 3.1%
Texas – 1.5%
State of Texas 4.00%, 08/26/2021	$3,300	$3,362,205

Virginia – 1.6%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 0.03%, 07/01/2052(b)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) 0.03%, 07/01/2042(b)	2,310	2,310,000

		3,770,000

Total Short-Term Municipal Notes (cost $7,131,019)		7,132,205

Total Municipal Obligations (cost $206,968,371)		220,895,611

	Shares

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c) (d) (e) (cost $5,073,162)	5,073,162	5,073,162

Total Investments – 98.9% (cost $212,041,533)(f)		225,968,773
Other assets less liabilities – 1.1%		2,469,981

Net Assets – 100.0%		$228,438,754

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	$390,797	$—	$390,797
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	439,190	—	439,190
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	85,724	—	85,724
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	83,597	—	83,597
USD	750	02/15/2051	CPI#	2.290%	Maturity	19,424	—	19,424

						$1,018,732	$—	$1,018,732

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,661	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	$51,588	$—	$51,588
USD	390	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,708)	—	(3,708)

						$47,880	$—	$47,880

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	2,965	10/09/2029	1.120%	SIFMA*	Quarterly	$(28,774)	$—	$(28,774)
Citibank, N.A.	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	(30,154)	—	(30,154)

							$(58,928)	$—	$(58,928)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $6,642,682 or 2.9% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,263,271 and gross unrealized depreciation of investments was $(328,347), resulting in net unrealized appreciation of $14,934,924.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$213,763,406	$—	$213,763,406
Short-Term Municipal Notes	—	7,132,205	—	7,132,205
Short-Term Investments	5,073,162	—	—	5,073,162

Total Investments in Securities	5,073,162	220,895,611	—	225,968,773
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,018,732	—	1,018,732
Centrally Cleared Interest Rate Swaps	—	51,588	—	51,588
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(3,708)	—	(3,708)
Interest Rate Swaps	—	(58,928)	—	(58,928)

Total	$5,073,162	$221,903,295	$—	$226,976,457

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,955	$34,258	$32,140	$5,073	$2